Going Concern (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Details
Net loss incurred	$ (8,922,022)	$ (3,713,782)
Accumulated deficit at end of period	$ (15,252,417)	$ (6,330,395)